Partnership Formation and General Information:	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements
Partnership Formation and General Information:
1. Partnership Formation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or “the Partnership”) was incorporated as a limited Partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18 2013, the Partnership successfully completed its initial public offering (the “IPO”). In the IPO, the Partnership sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO,  i) Dynagas Holding Ltd., or the Partnership's Sponsor, a company beneficially wholly owned by Mr. George Prokopiou, the Partnership's Chairman and major unitholder and certain of his close family members, offered 4,250, 000 common units to the public at $18.00 per common unit and, ii) the Partnership entered into certain agreements: a) an Omnibus agreement with its Sponsor that provides the Partnership the right to purchase LNG carrier vessels at a purchase price to be determined pursuant to the terms and conditions contained therein (Note 3(c)) and, b) a $30 million revolving credit facility with the Sponsor to be used for general Partnership purposes.

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification liquefied natural gas (“LNG”) vessels and is the sole owner of all outstanding shares or units of the following subsidiaries as of December 31, 2016:

Vessel Owning Subsidiaries:
Company Name	Country of incorporation	Vessel Name	Delivery Date to Partnership	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	December 2015	2013	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Purpose of incorporation
Quinta Group Corp. (“Quinta”)	Nevis	Holding company that owns all of the outstanding capital stock of Pegasus.
Pelta Holdings S.A. (“Pelta”)	Nevis	Holding company that owns all of the outstanding capital stock of Lance.
Dynagas Equity Holdings Ltd. (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding capital stock of Quinta, Pelta, Seacrown, Fareastern, Navajo, Solana and Arctic LNG.
Dynagas Operating GP LLC. (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company, in which the Partnership holds 100% membership interests and that has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP. ("Dynagas Operating")	Marshall Islands	Limited partnership in which the Partnership holds 100% percentage interests.
Dynagas Finance Inc. (“Dynagas Finance”)	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG Carriers Ltd. (“Arctic LNG”)	Marshall Islands	Wholly owned subsidiary of Dynagas Equity that currently has no operations in place nor is it engaged in any other activities.

The technical, administrative and commercial management of the Partnership's vessels is performed by Dynagas Ltd. (the “Manager”), a related company, wholly owned by the Partnership's Chairman (Note 3(a)). As of December 31, 2016, the Partnership's Sponsor owned 44.0% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units, which, generally, have no voting rights), including the 0.1% General Partner interest retained by it, as the General Partner is owned and controlled by the Sponsor.